Acquisitions (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands						9 Months Ended		12 Months Ended
	Oct. 18, 2020	Dec. 31, 2019	Oct. 18, 2019	Oct. 04, 2019	Mar. 29, 2019	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase consideration:
Cash paid						$ 37,057			$ 76,342
Contingent consideration							$ 6,000	$ 6,000	7,870
Purchase price allocations:
Goodwill		$ 86,503				$ 81,775		58,522	$ 86,503	$ 41,083
Vertical Limit
Purchase consideration:
Cash paid					$ 16,250
Contingent consideration		$ 3,000			7,677
Business combination consideration transferred					23,927
Purchase price allocations:
Accounts receivable					14,815
Inventories					65
Property and equipment					1,195
Prepaid expenses					72
Goodwill					7,093
Other long-term assets					46
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total					31,286
Accounts payable					(5,621)
Accrued expenses					(1,688)
Capital lease obligations					(50)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total					23,927
Vertical Limit | Trademarks and tradenames
Purchase price allocations:
Intangibles					1,900
Vertical Limit | Customer relationships
Purchase price allocations:
Intangibles					$ 6,100
Vinculums
Purchase consideration:
Cash paid				$ 43,595
Rollover equity				12,500
Contingent consideration				22,615
Business combination consideration transferred				78,710
Purchase price allocations:
Accounts receivable				37,574
Inventories				1,668
Property and equipment				990
Prepaid expenses				318
Goodwill				32,581
Other long-term assets				79
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total				112,810
Accounts payable				(14,830)
Accrued expenses				(12,706)
Contract liabilities				(6,190)
Capital lease obligations				(374)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total				78,710
Vinculums | Trademarks and tradenames
Purchase price allocations:
Intangibles				4,500
Vinculums | Customer relationships
Purchase price allocations:
Intangibles				$ 35,100
Aerial
Purchase consideration:
Cash paid			$ 16,497
Rollover equity			1,000
Contingent consideration			5,825					$ 6,000
Timing payments	$ 1,500		1,447
Business combination consideration transferred			24,769
Purchase price allocations:
Accounts receivable			8,847
Inventories			150
Property and equipment			1,446
Prepaid expenses			167
Goodwill			14,698
Other long-term assets			28
Business combination recognized identifiable assets acquired and liabilities assumed, Assets including goodwill, Total			29,476
Accounts payable			(2,254)
Accrued expenses			(789)
Contract liabilities			(648)
Capital lease obligations			(1,016)
Business combination recognized identifiable assets acquired goodwill and liabilities assumed, Net, Total			24,769
Aerial | Trademarks and tradenames
Purchase price allocations:
Intangibles			340
Aerial | Customer relationships
Purchase price allocations:
Intangibles			$ 3,800